Supplemental Information on Oil and Gas Operations (Unaudited (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of reconciliation of future cash flows relating to proved reserves
Undiscounted value as at January 1	$ 1,424,445	$ 410,990
Extensions and discoveries	198,960	1,134,342
Dispositions
Production	(847,257)	(959,388)
Revisions of prior volume estimates	201,150	1,175,741
Revisions of pricing		(337,240)
Undiscounted value as at December 31	977,298	1,424,445
10% discount factor	(216,870)	(342,462)
Standardized measure	$ 760,428	$ 1,081,983